Note 2 - Long-term Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended	36 Months Ended
	Jun. 05, 2012	Apr. 19, 2011	Dec. 31, 2014	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Line Of Credit Facility, Term		5 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000				$ 500,000
Sublimit for Letters of Credit	200,000
Sublimit for Swing Line Loans	25,000
Aggregate Amount of Periodic Increase in Commitments Through Incremental Facilities	$ 100,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.50%
Long-term Line of Credit			$ 315,000	$ 315,000		$ 150,000
Letters of Credit Outstanding, Amount			2,000	2,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 183,000	$ 183,000
Line of Credit Facility, Interest Rate at Period End			3.00%	3.00%
Line of Credit Facility, Covenant, Interest Coverage Ratio			3.00	3.00
Line of Credit Facility, Covenant, Leverage Ratio			3.25	3.25
Capital Lease Obligations			$ 38,748	$ 38,748		$ 17,065
Capital Leases, Future Minimum Payments Due			44,935	44,935
Lease for Research and Technology Facility [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Capital Lease Obligations			13,500	13,500
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation			$ 900	$ 900
Interest Rate on Capital Lease			2.70%	2.70%
Capital Leases Contracts Term				12 years
Capital Leases, Future Minimum Payments Due			$ 15,900	$ 15,900
Capital Leases, Future Minimum Payments, Interest Included in Payments			2,400	2,400
Lease for New Corporate Headquarters [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Capital Lease Obligations			25,600	25,600
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation			$ 1,200	$ 1,200
Interest Rate on Capital Lease			2.70%	2.70%
Capital Leases Contracts Term			12 years
Capital Leases, Future Minimum Payments Due			$ 30,300	$ 30,300
Capital Leases, Future Minimum Payments, Interest Included in Payments			$ 4,700	$ 4,700
Minimum [Member] | Base Rate Loans [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.25%
Minimum [Member] | LIBOR Loans [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
Minimum [Member] | Lease for Research and Technology Facility [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Monthly Capital Lease Payments			$ 93
Minimum [Member] | Lease for New Corporate Headquarters [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Monthly Capital Lease Payments			$ 181
Minimum [Member] | Service Equipment [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Capital Leases Contracts Term			3 years
Maximum [Member] | Base Rate Loans [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.00%
Maximum [Member] | LIBOR Loans [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%
Maximum [Member] | Lease for Research and Technology Facility [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Monthly Capital Lease Payments			$ 128
Maximum [Member] | Lease for New Corporate Headquarters [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Monthly Capital Lease Payments			$ 238
Maximum [Member] | Service Equipment [Member]
Note 2 - Long-term Debt and Capital Lease Obligations (Details) [Line Items]
Capital Leases Contracts Term			4 years